Pension and Other Post-Retirement Benefits (Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost for benefits earned during the year	$ 15	$ 16
Interest (expense) income	5	5
Past service cost, including curtailment gains and settlements	(1)	76
Foreign exchange rate changes and other	7	(4)
Components of defined benefit expense recognized in earnings	(14)	51
Changes in financial assumptions	(47)	(7)
Changes in demographic assumptions	(4)	0
Gain on plan assets (excluding amounts included in net interest)	29	30
Remeasurements of the net defined benefit liability recognized in OCI during the year	(22)	23
Contributions by plan participants	0	0
Employer contributions	(19)	(20)
Benefits paid	0	0
Cash flows	(19)	(20)
Non-current net defined benefit asset	140	138
Current net defined benefit liability	15	15
Non-current net defined benefit liability	227	252
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(1,439)	(1,507)
Current service cost for benefits earned during the year	(15)	(16)
Interest (expense) income	(69)	(70)
Past service cost, including curtailment gains and settlements	(1)	76
Foreign exchange rate changes and other	28	(8)
Components of defined benefit expense recognized in earnings	(57)	(18)
Changes in financial assumptions	(47)	(7)
Changes in demographic assumptions	(4)	0
Gain on plan assets (excluding amounts included in net interest)	0	0
Remeasurements of the net defined benefit liability recognized in OCI during the year	(51)	(7)
Contributions by plan participants	3	4
Employer contributions	0	0
Benefits paid	(84)	(83)
Cash flows	(81)	(79)
Ending Balance	(1,364)	(1,439)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(1,310)	(1,330)
Current service cost for benefits earned during the year	0	0
Interest (expense) income	64	65
Past service cost, including curtailment gains and settlements	0	0
Foreign exchange rate changes and other	(21)	4
Components of defined benefit expense recognized in earnings	43	69
Changes in financial assumptions	0	0
Changes in demographic assumptions	0	0
Gain on plan assets (excluding amounts included in net interest)	29	30
Remeasurements of the net defined benefit liability recognized in OCI during the year	29	30
Contributions by plan participants	(3)	(4)
Employer contributions	(19)	(20)
Benefits paid	84	83
Cash flows	62	59
Ending Balance	(1,262)	(1,310)
Net [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(129)	(177)
Interest (expense) income	(5)	(5)
Ending Balance	(102)	(129)
Current net defined benefit liability	15	15
Non-current net defined benefit liability	$ 227	$ 252